Investments - Summary of Short Term Investments (Detail) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Investments [Abstract]
Securities	[1]	$ 151,866	$ 9,929
Short-term investments		$ 151,866	$ 9,929

[1]	Short-term investments are liquid investment funds, with portfolios made of term deposits, equities, government bonds, and other short-term liquid securities.